Annual Total Returns [BarChart] - Nuveen Louisiana Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	3.01%
Annual Return 2011	13.08%
Annual Return 2012	7.84%
Annual Return 2013	(3.88%)
Annual Return 2014	12.49%
Annual Return 2015	3.92%
Annual Return 2016	(1.49%)
Annual Return 2017	5.96%
Annual Return 2018	1.25%
Annual Return 2019	7.02%